SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Change in reclamation and remediation provision included within mineral properties, plant and equipment and exploration and evaluation assets	$ 815	$ 13,943
Change in lease liability related to right-of-use assets	2,824	890
Shares issued upon settlement of obligation	$ 53	$ 39